Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0	₪ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	131,935,404	109,502,289
Common stock, shares outstanding	131,935,404	109,502,289